Debt (Carrying Value Of Long-Term Debt Of Outstanding) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Senior notes	$ 1,631,861	$ 1,640,638
Other long-term borrowings	36,988	37,528
Total long-term debt	1,668,849	1,678,166
$500 million, 6.45% due June 1, 2016 [Member]
Senior notes	500,000
Senior note interest rate	6.45%
Senior note, carrying amount	535,342	540,907
Debt instrument, maturity date	Jun. 01, 2016
$500 Million, 7.20% Due June 15, 2018 [Member]
Senior notes	500,000
Senior note interest rate	7.20%
Senior note, carrying amount	508,005	508,799
Debt instrument, maturity date	Jun. 15, 2018
$300 million, 6.30% due August 1, 2018 [Member]
Senior notes	300,000
Senior note interest rate	6.30%
Senior note, carrying amount	321,622	323,862
Debt instrument, maturity date	Aug. 01, 2018
$250 Million, 8.15% Due June 15, 2038 [Member]
Senior notes	250,000
Senior note interest rate	8.15%
Senior note, carrying amount	$ 266,892	$ 267,070
Debt instrument, maturity date	Jun. 15, 2038